SEGMENT INFORMATION - Operating segment (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
SEGMENT INFORMATION
Net sales	R$ 9,159,634	R$ 11,519,655	R$ 20,436,017	R$ 21,262,490
EBITDA			10,968,481	11,571,481
Depreciation, depletion and amortization			(3,593,516)	(3,594,963)
Operating profit before net financial income ("EBIT")	R$ 3,068,677	R$ 4,587,437	R$ 7,374,965	R$ 7,976,518
EBITDA margin (%)			53.67%	54.42%
Domestic (Brazil)
SEGMENT INFORMATION
Net sales			R$ 4,221,403	R$ 3,836,636
Foreign
SEGMENT INFORMATION
Net sales			16,214,614	17,425,854
Pulp
SEGMENT INFORMATION
Net sales			16,302,347	17,496,421
EBITDA			R$ 9,155,697	R$ 10,168,584
EBITDA margin (%)			56.16%	58.12%
Pulp | Domestic (Brazil)
SEGMENT INFORMATION
Net sales			R$ 1,249,493	R$ 1,246,965
Pulp | Foreign
SEGMENT INFORMATION
Net sales			15,052,854	16,249,456
Paper
SEGMENT INFORMATION
Net sales			4,133,670	3,766,069
EBITDA			R$ 1,812,784	R$ 1,402,897
EBITDA margin (%)			43.85%	37.25%
Paper | Domestic (Brazil)
SEGMENT INFORMATION
Net sales			R$ 2,971,910	R$ 2,589,671
Paper | Foreign
SEGMENT INFORMATION
Net sales			R$ 1,161,760	R$ 1,176,398